STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 25, 1995

                  Acquisition of the Assets of

             FFB DIVERSIFIED INTERNATIONAL GROWTH FUND
                               OF
                         FFB FUNDS TRUST

                         237 Park Avenue
                    New York, New York 10017
                         1-800-437-8790

                By and in Exchange for Shares of

               EVERGREEN INTERNATIONAL EQUITY FUND
                               OF
                   EVERGREEN INVESTMENT TRUST

                     2500 Westchester Avenue
                       Purchase, NY  10577
                         1-800-807-2940


     This Statement of Additional Information, relating specifically to the proposed transfer of the assets of the FFB Diversified International Growth Fund, a series of FFB Funds Trust, in exchange for Class Y shares of Evergreen International Equity Fund, a series of Evergreen Investment Trust, and the assumption by Evergreen International Equity Fund of certain identified liabilities of the FFB Diversified International Growth Fund, is not a prospectus. A Prospectus/Proxy Statement dated September 25, 1995 relating to the above-referenced matter may be obtained from Evergreen International Equity Fund, 2500 Westchester Avenue, Purchase, New York 10577 or by calling toll-free 1-800-807-2940. This Statement of Additional Information relates to and should be read in conjunction with such Prospectus/Proxy Statement.

     This Statement of Additional Information incorporates by reference the following documents, a copy of each of which accompanies this Statement of Additional Information:

     1.   The Prospectus of the Evergreen International Equity
          Fund dated July 7, 1995.

     2.   The Statement of Additional Information of the
          Evergreen International Equity Fund dated July 7, 1995.

     3.   The Annual Report of the First Union International
          Equity Fund (now known as Evergreen International
          Equity Fund) dated December 31, 1994.

     4.   The Semi-Annual Report of the First Union International
          Equity Fund (now known as Evergreen International
          Equity Fund) dated June 30, 1995.

     5.   The Prospectus of the FFB Diversified International
          Growth Fund dated March 1, 1995.

     6.   The Statement of Additional Information of the FFB
          Diversified International Growth Fund dated March 1,
          1995.


     The  following  pro  forma  financial   information   relates  to  the  FFB
Diversified International Growth Fund and the Evergreen
International Equity Fund:

                                       EVERGREEN INTERNATIONAL       FFB DIVERSIFIED
                                             EQUITY FUND         INTERNATIONAL GROWTH FUND             PRO FORMA COMBINED
                                            June 30, 1995             June 30, 1995

SECURITY DESCRIPTION                   %      Shares       Value        Shares      Value     Adjustments   Shares       Value
COMMON STOCK                           82.2%
ARGENTINA                               0.7%
BANCO GALICIA Y BUENOS AIRES                                             11,100   $ 44,400                  11,100      $ 44,400
CIA NAVIERZ PEREZ COMPANY                                                12,530    108,009                  12,530       108,009
INVERSIONES Y REPRESENT                                                   2,100     48,825                   2,100        48,825
MOLINOS RIO DE LA PLATA                                                   8,500     48,535                   8,500        48,535
TELEFONICA DE ARGENTINA                                                   4,600    113,850                   4,600       113,850
TPF SOCIEDAD ANONI ADR                                                    5,800    109,475                   5,800       109,475
     TOTAL ARGENTINA                                                               473,094                               473,094

AUSTRALIA                               2.9%
ADELAIDE BRIGHTON LIMITED                       111,800     104,887                                        111,800       104,887
AMPOLEX LTD.                                     50,900     115,764                                         50,900       115,764
AUSTRALIAN AND NEW ZEALAND BANK GROUP            54,400     193,319                                         54,400       193,319
CALTEX AUSTRALIA                                115,900     331,967                                        115,900       331,967
COMMONWEALTH BANK OF AUSTRALIA                   22,200     147,211                                         22,200       147,211
CSR LIMITED                                      17,900      55,977                                         17,900        55,977
DOMINION MINING                                 246,500      45,551                                        246,500        45,551
GENERAL PROP TRUST                              146,600     247,981                                        146,600       247,981
GOODMAN FIELDERLT                                59,900      49,810                                         59,900        49,810
HARDIE (JAMES) INDS                              39,100      61,693                                         39,100        61,693
NEWS CORPORATION                                 13,750      68,115                                         13,750        68,115
NORMANDY MINING LTD                               6,600       8,162                                          6,600         8,162
PANCONTINENTAL MNG                               45,500      61,443                                         45,500        61,443
PIONEER INTERNATIONAL LTD                        33,000      82,090                                         33,000        82,090
PUBLISHING AND BROADCASTING                         700       2,060                                            700         2,060
SCHRODERS PTY FUND                               55,400      84,655                                         55,400        84,655
WESTFIELD TRUST                                  59,800     104,554                                         59,800       104,554
WESTPAC BANK CORP.                               66,300     239,849                                         66,300       239,849
     TOTAL AUSTRALIA                                      2,005,087                                                    2,005,087

AUSTRIA                                 0.9%
BK AUSTRIA AG                                     1,000      83,273                                          1,000        83,273
CREDITANSTALT BANK                                3,050     179,984                                          3,050       179,984
OMV AG                                            3,200     369,446                                          3,200       369,446
     TOTAL AUSTRIA                                          632,703                                                      632,703

BELGIUM                                 1.7%
ARBED SA                                          1,667     243,593                                          1,667       243,593
BANQUE NATIONALE DE BELGIQUE                        200     272,359                                            200       272,359
ELECTRABEL SA                                                               235     49,952                     235        49,952
GENERALA DE BANQUE                                                          262     85,105                     262        85,105
GIB HOLDINGS LTD                                                          1,460     69,159                   1,460        69,159
SOCIETE GENERALA DE BELGIQUE                      5,434     388,416                                          5,434       388,416
SOLVAY SA - A                                                                90     49,411                      90        49,411
     TOTAL BELGIUM                                          904,368                253,627                             1,157,995

BRAZIL                                  0.6%
CIA PAULISTA DE FORCA E LUZ                                           2,220,000    111,181               2,220,000       111,181
TELECOMUNICACOES BRASILEIRAS SA                                           6,916    234,937                   6,916       234,937
     TOTAL BRAZIL                                                                  346,118                               346,118

COLUMBIA                                0.5%
CARULLA SA                                                               10,300    185,400                  10,300       185,400
NEW CASTLE DE TOYSRUS 4.25% 2/1/14                                        7,100    207,675                   7,100       207,675
     TOTAL COLUMBIA                                                                393,075                               393,075

DENMARK                                 1.3%
DEN DANSKE BANK                                   9,650     606,311                                          9,650       606,311
UNIDANMARK                                        5,900     289,779                                          5,900       289,779
     TOTAL DENMARK                                          896,090                                                      896,090

FINLAND                                 1.8%
ENSO GUTZEIT OY                                   6,300      57,076                                          6,300        57,076
ENSO-GUTZEIT "R"                                                         13,800    126,252                  13,800       126,252
FINNAIR OY                                                               12,500     85,036                  12,500        85,036
KANSALLIS YMTYMA                                294,180     320,232                                        294,180       320,232
UNITAS                                          140,300     453,248                                        140,300       453,248
VALMET                                                                    4,000     89,141                   4,000        89,141
WERNER SODERSTROM                                                         1,000     93,833                   1,000        93,833
     TOTAL FINLAND                                          830,556                394,262                             1,224,818

FRANCE                                  6.4%
ALCATEL ALSTHOM                                                           1,400    126,287                   1,400       126,287
AXA                                                                       2,695    145,817                   2,695       145,817
BANQUES NATIONAL DE PARIS                         2,950     142,242       4,820    232,922                   7,770       375,164
C.S.F. (THOMPSON)                                 6,750     151,190                                          6,750       151,190
CARREFOUR SUPERMARCHE                                                       275    141,126                     275       141,126
CHRISTIAN DIOR                                      883      77,729                                            883        77,729
CIE DE SUEZ                                                 814,761                                                      814,761
CIE FIN PARIBAS                                   3,100     186,268                                          3,100       186,268
CIE GENERALE DES EAUX                                                     1,425    158,912                   1,425       158,912
COMPAGNIE BANCAIRE                                1,276     152,499                                          1,276       152,499
CREDIT LYONNAIS                                   2,350     135,296                                          2,350       135,296
ELF AQUITAINE                                                             2,130    157,695                   2,130       157,695
ERINDANIA BEGHIN SA                                 400      61,653                                            400        61,653
EURAFRANCE                                          473     155,975                                            473       155,975
GAN GRP                                           4,650     147,462                                          4,650       147,462
GAZ ET EAUX                                         102      39,724                                            102        39,724
GROUPE DANONE                                                               690    116,275                     690       116,275
LAGARGE-COPPEE                                                            2,480    193,184                   2,480       193,184
LVMH MOET HENNESSY LOUIS                            333      59,903                                            333        59,903
PEUGOT SA                                         1,700     235,751                                          1,700       235,751
PSA PEUGEOT CITROEN                                                       1,150    159,831                   1,150       159,831
ROUSSEL-UCLAFF                                                              610     95,362                     610        95,362
SOCIETE ELF AQUITAINE                             4,100     302,875                                          4,100       302,875
SOCIETE GENERALE                                  1,800     210,303                                          1,800       210,303
TOTAL                                             1,000      60,169                                          1,000        60,169
     TOTAL FRANCE                                         2,933,800              1,527,411                             4,461,211

GERMANY                                 5.3%
ALLIANZ AG HOLDING                                                           39     69,607                      39        69,607
ALLIANZ AG HOLDINGS RIGHTS                                                    9        670                       9           670
BANKGESELLSCHAFT BERLIN                             460     121,691                                            460       121,691
BASF AG                                           1,830     390,735                                          1,830       390,735
BAYER AG                                            870     216,321         345     85,826                   1,215       302,147
BAYER VEREINSBK                                   1,750     530,629                                          1,750       530,629
BAYERISCHE MOTOREN WERKE                                                     80     43,969                      80        43,969
BERLINER KRAFT AND LIGHT                          2,160     532,389                                          2,160       532,389
BHF BANK                                          1,140     299,111                                          1,140       299,111
BREMER VULKAN VERBUNDAG                           1,510      87,315                                          1,510        87,315
COMMERZBANK AG                                    1,380     329,963         580    138,750                   1,960       468,713
DRESDNER BANK AG                                  2,100      60,716                                          2,100        60,716
GEA AG                                              200      70,546                                            200        70,546
KARSTADT AG                                                                 200     87,793                     200        87,793
MANNESMANN AG                                                               415    126,649                     415       126,649
MUENCHENER RUECKVER AG                                                       35     76,439                      35        76,439
SIEMENS AG                                                                  285    141,490                     285       141,490
VEBA AG                                                                     310    121,731                     310       121,731
VOLKSWAGON AG                                       530     153,043                                            530       153,043
     TOTAL GERMANY                                        2,792,459                892,924                             3,685,383

GREAT BRITAIN                           8.4%
3I GROUP                                         28,800     167,193                                         28,800       167,193
ABBEY NATIONAL PLC                                                       18,000    134,279                  18,000       134,279
ANGLIAN WATER                                     9,900      78,887                                          9,900        78,887
BAA                                                                      22,300    174,888                  22,300       174,888
BASS                                             14,300     136,806                                         14,300       136,806
BAT INDUSTRIES                                    1,000       7,666                                          1,000         7,666
BOOTS COMPANY PLC                                                        16,600    134,155                  16,600       134,155
BRITISH LAND CO.                                 20,160     128,098                                         20,160       128,098
BRITISH PETROLEUM                                 4,900      35,110      23,200    166,599                  28,100       201,709
BRITISH SKY BROADCASTING                                                 31,300    136,955                  31,300       136,955
BRITISH STEEL                                   127,000     346,924                                        127,000       346,924
BRITISH TELECOM                                  41,000     258,119      22,800    142,466                  63,800       400,585
BTR                                                                      29,300    149,221                  29,300       149,221
FORTE                                            80,200     290,195                                         80,200       290,195
GENERAL ACCIDENT                                 27,600     252,851                                         27,600       252,851
GUINESS PLC                                                              17,700    133,452                  17,700       133,452
HSBC HOLDINGS                                                            10,200    131,941                  10,200       131,941
LADBROKE GROUP                                   40,800     109,668                                         40,800       109,668
LAND SECURITIES                                  45,900     443,864                                         45,900       443,864
LLOYDS BANK PLC                                                          12,700    126,322                  12,700       126,322
MEPC                                             14,700      89,430                                         14,700        89,430
PILKINGTON PLC                                                           47,000    130,732                  47,000       130,732
ROYAL INSURANCE                                  24,900     122,375                                         24,900       122,375
RTZ CORP. PLC- REG                                                        9,500    124,173                   9,500       124,173
SCOTTISH POWER PLC                                                       25,300    130,664                  25,300       130,664
SEVERN TRENT                                     23,200     199,996                                         23,200       199,996
SHELL TRANSPORTATION AND TRADING                 10,700     127,893                                         10,700       127,893
SOUTHERN WATER                                   10,600     101,577                                         10,600       101,577
SUN ALLIANCE GROUP                                                       26,400    140,974                  26,400       140,974
TESCO                                            14,700      67,803      38,600    178,433                  53,300       246,236
THAMES WATER                                     18,200     137,643                                         18,200       137,643
WHITEBREAD                                       23,700     226,169                                         23,700       226,169
ZENECA GROUP                                                             23,900    404,588                  23,900       404,588
     TOTAL GREAT BRITAIN                                  3,328,267     374,800  2,539,842                             5,868,109

HONG KONG                               4.3%
AMOY PROPERTIES                                  65,000      57,123                                         65,000        57,123
CHINESE ESTATE HOLDINGS                         134,000      96,114                                        134,000        96,114
GREAT EAGLE HOLDINGS                             78,200     166,755                                         78,200       166,755
HANG SENG BANK                                                           27,900    212,784                  27,900       212,784
HARBOUR CENTRE DEV                               38,000      40,761                                         38,000        40,761
HONG KONG & SHANG HOTEL                         131,000     161,682                                        131,000       161,682
HOPEWELL HOLDINGS                                59,000      49,944                                         59,000        49,944
HUTCHINSON WHAMPOA                                                       43,000    207,885                  43,000       207,885
HYSAN DEVELOPMENT                               120,000     274,500                                        120,000       274,500
MIRAMAR HOTEL & INV                              52,000     106,181                                         52,000       106,181
NEW WORLD DEVELOPMENT                            55,000     183,032                                         55,000       183,032
REGAL HOTELS INTERNATIONAL                      130,000      25,705                                        130,000        25,705
SUN HUNG KAI PROPERTIES                                                  30,000    222,014                  30,000       222,014
SWIRE PACIFIC LTD                                17,500     133,438      29,500    224,987                  47,000       358,425
WHARF HOLDINGS                                  118,000     385,063                                        118,000       385,063
WHEELOOCK & CO.                                 289,000     479,942                                        289,000       479,942
     TOTAL HONG KONG                                      2,160,240                867,671                             3,027,911

INDIA                                   1.2%
BAJAJ AUTO LIMITED                                                        4,100    117,363                   4,100       117,363
EAST INDIA HOTELS                                                         2,450     39,200                   2,450        39,200
HINDALCO INDUSTRIES                                                       2,750     81,125                   2,750        81,125
INDIAN RAYON & INDS                                                       8,650    126,550                   8,650       126,550
LARSEN & TOUBRO LTD.                                                      9,100    179,088                   9,100       179,088
RELIANCE INDUSTRIES                                                      10,800    199,800                  10,800       199,800
TATA ENGINEERING & LOCOM.                                                 6,300    124,425                   6,300       124,425
     TOTAL INDIA                                                         44,150    867,550                  44,150       867,550

INDONESIA                               1.0%
PT ASTRA INTERNATIONAL                                                   51,500     91,365                  51,500        91,365
PT BANK INTL INDONESIA                                                   42,500    131,232                  42,500       131,232
PT INDAH KIAT PULP & PAPER                                               94,000    139,322                  94,000       139,322
PT INDOFOOD SUKES MAKMUR                                                 32,000    137,974                  32,000       137,974
PT SEMEN GRESEK                                                          26,000    174,579                  26,000       174,579
     TOTAL INDONESIA                                                    246,000    674,472                 246,000       674,472

IRELAND                                 1.5%
ALLIED IRISH BANK                                                        10,601     50,103                  10,601        50,103
BANK OF IRELAND                                  69,000     394,852       9,300     53,423                  78,300       448,275
CREAN (JAMES)                                    45,200     164,801                                         45,200       164,801
CRH PLC                                                                  11,700     78,539                  11,700        78,539
KERRY GROUP PLC-A                                                         5,900     39,218                   5,900        39,218
SMURFIT (JEFFERSON)                              64,400     194,794      12,800     38,865                  77,200       233,659
     TOTAL IRELAND                                          754,447                260,148                             1,014,595

ITALY                                   1.8%
BCO DI ROMA                                     438,500     401,175                                        438,500       401,175
CIR COMPAGNIE INDUSTRIES                        156,300      75,135                                        156,300        75,135
COFIDE                                          183,400      63,454                                        183,400        63,454
CREDITO ITALIANO                                145,100     167,921      64,000     74,686                 209,100       242,607
FIAT SPA                                                                 12,000     42,349                  12,000        42,349
FINNECCANICA SPA                                128,700      80,940                                        128,700        80,940
GAIC                                             78,300      23,447                                         78,300        23,447
GRASSETTO SPA                                    65,100      32,371                                         65,100        32,371
MONTEFIBRE                                       70,000      39,008                                         70,000        39,008
PARMALAT FINANZIARIA SPA                                                 66,500     57,349                  66,500        57,349
RINASCENTE                                                               11,000     62,535                  11,000        62,535
STET-SOCIETA FINANZ. STEIM                                               45,500    125,925                  45,500       125,925
     TOTAL ITALY                                            883,451                362,843                             1,246,294

JAPAN                                  19.6%
AIDA ENGINEERING                                  6,000      40,825                                          6,000        40,825
AISIN SEIKO CO.                                   8,000      91,321                                          8,000        91,321
AMADA CO.                                        17,000     145,342                                         17,000       145,342
AOKI CORP.                                       22,000      79,906                                         22,000        79,906
ASAHI DENKA KOGYO                                21,000     174,835                                         21,000       174,835
CHUBU ELECTRICAL POWER                            6,000     164,151                                          6,000       164,151
CHUGOKU BANK                                      3,000      55,896                                          3,000        55,896
DAICEL CHEMICAL INDUSTRIES                       13,000      66,533                                         13,000        66,533
DAIWA SECURITIES CO.                                                     25,000    264,028                  25,000       264,028
FUJI PHOTO FILM CO.                              19,000     450,354                                         19,000       450,354
FUJISAWA PHARMECEUTICAL                                                  42,000    440,591                  42,000       440,591
FUJISTI                                          26,000     259,080                                         26,000       259,080
GAKKEN CO.                                       11,000      67,583                                         11,000        67,583
HANWA CO.                                        18,000      47,123                                         18,000        47,123
HASEKO CORP.                                     38,000     179,245                                         38,000       179,245
HITACHI                                          75,000     737,340      28,000    279,504                 103,000     1,016,844
HITACHI MAXELL                                    7,000      98,231                                          7,000        98,231
HOKKAIDO BANK                                    36,000     127,358                                         36,000       127,358
HOKKAIDO TAKUSHOKO BANK                          46,000     125,849                                         46,000       125,849
HONDA MOTOR CORP.                                11,000     168,632                                         11,000       168,632
HYOGO BANK                                       20,000      37,972                                         20,000        37,972
INAX CORP.                                        9,000      86,710                                          9,000        86,710
KAO CORP.                                                                11,000    132,546                  11,000       132,546
KOMATSU                                           9,000      68,667                                          9,000        68,667
KOYO SEIKO CO.                                    7,000      52,005                                          7,000        52,005
KUMAGAI GUMI CORP.                               53,000     221,875                                         53,000       221,875
MARUBENI CORP.                                    9,000      45,743                                          9,000        45,743
MARUDAI FOOD CO.                                 21,000     140,413                                         21,000       140,413
MATSUSHITA ELECTRIC INDUSTRIES                   41,000     638,208                                         41,000       638,208
MATSUSHITA ELECTRIC WORKS                                                21,000    226,745                  21,000       226,745
MAZDA MOTOR CORP.                                18,000      63,255      59,000    207,703                  77,000       270,958
MITSUBISHI CHEMICAL CORP.                                                57,000    244,430                  57,000       244,430
MITSUBISHI ELECTRIC CORP.                        29,000     203,821                                         29,000       203,821
MITSUBISHI TRUST BANK                             6,000      55,189                                          6,000        55,189
MITSUI ENGINEER & SHIPBUILDING                                           85,000    184,761                  85,000       184,761
MITSUI FUDOSAN                                                           21,000    240,886                  21,000       240,886
NICHIEI CO.                                      25,000     100,236                                         25,000       100,236
NIPPON OIL CO.                                   46,000     289,127                                         46,000       289,127
NIPPON TELEGRAPH & TEL CORP.                                                 26    218,074                      26       218,074
NISSAN MOTOR CO.                                 67,000     428,231                                         67,000       428,231
NISSINBO INDUSTRIES, INC.                        17,000     134,116                                         17,000       134,116
NKK CORPORATION                                                         102,000    239,787                 102,000       239,787
NOMURA SECURITIES                                14,000     244,340                                         14,000       244,340
OBAYASHI CORP                                                            34,000    261,878                  34,000       261,878
RENOWN, INC.                                     36,000     106,132                                         36,000       106,132
RICOH CO.                                         5,000      42,925                                          5,000        42,925
ROYAL CO.                                         7,000      97,406                                          7,000        97,406
SANWA BANK                                                                8,000    151,211                   8,000       151,211
SANYO ELECTRIC C0.                               25,000     122,936                                         25,000       122,936
SEINO TRANSPORTATION                              6,000     101,179                                          6,000       101,179
SEKISUI HOUSE                                    27,000     344,316                                         27,000       344,316
SETTSU CORP.                                     24,000      73,585                                         24,000        73,585
SHISEIDO CO.                                     28,000     315,330                                         28,000       315,330
SONY CORP.                                        8,000     383,962                                          8,000       383,962
SUMITOMO BANK                                                            12,000    208,387                  12,000       208,387
SUMITOMO CORP.                                   26,000     236,698                                         26,000       236,698
SUMITOMO METAL INDUSTRIES                        35,000      91,215      20,000    147,903                  55,000       239,118
SUMITOMO REALTY & DEVELOPMENT                    18,000     107,406                                         18,000       107,406
SUMITOMO TRUST & BANKING                                                 19,000    231,187                  19,000       231,187
TAKASHIMAYA CO                                                           16,000    215,475                  16,000       215,475
TDK CORP                                          1,000      45,519       6,000    273,597                   7,000       319,116
TOKAI BANK                                       15,000     166,274                                         15,000       166,274
TOKYO ELECTRIC POWER                                                      3,800    116,716                   3,800       116,716
TOKYO STEEL MFG                                                          11,600    198,701                  11,600       198,701
TOKYU CORP.                                                              36,000    231,353                  36,000       231,353
TOYOTA MOTOR CORP.                               28,000     554,717                                         28,000       554,717
YAMAICHI SECURITIES CO.                          40,000     214,151                                         40,000       214,151
YASUDA TRUST & BANKING CO.                        8,000      52,358                                          8,000        52,358
     TOTAL JAPAN                                          8,945,728              4,715,464                            13,661,192

MALAYSIA                                4.9%
AOKAM PERDANA BERHAD                                                     25,000     62,056                  25,000        62,056
BERJAYA GROUP BERHAD                             83,000      72,840                                         83,000        72,840
FABER GROUP BERHAD                               93,000      89,625                                         93,000        89,625
GOLDEN HOPE PLANTS                               86,000     157,999                                         86,000       157,999
HIGHLANDS & LOWLANDS BERHAD                      43,000      82,526                                         43,000        82,526
KUALA LUMPUR KEPG                                47,000     149,375                                         47,000       149,375
LAND & GENERAL HOLDINGS                                                  49,000    163,849                  49,000       163,849
MALAY AIRLINE SYSTEMS TRANS.- SHIPPING          108,000     365,389                                        108,000       365,389
MALAYAN BANKING BERHAD                                                   26,000    205,883                  26,000       205,883
MALAYAN UNITED INDUSTRIES                        64,000     110,232                                         64,000       110,232
MALAYSIA MINING CORP. BERHAD                     88,000     159,508                                         88,000       159,508
MALAYSIAN INTERNATIONAL SHIPPING UTILITIES       39,000     114,353                                         39,000       114,353
MALAYSIAN MOSAICS                                14,000      19,405                                         14,000        19,405
PERLIS PLANTATIONS                               46,000     152,799                                         46,000       152,799
RENONG BERHAD                                   146,000     271,823                                        146,000       271,823
ROAD BUILDER HOLDINGS BERHAD                                             53,000    176,138                  53,000       176,138
SIME DARBY BERHAD                                20,000      55,772                                         20,000        55,772
TECHNOLOGY RESOURCES INDUSTRY                                            42,000    120,625                  42,000       120,625
TELEKOM MALAYSIA                                                         27,000    204,940                  27,000       204,940
TELEKOM MALAYSIA BERHAD TRANS. - AIRLINE          3,000      22,760                                          3,000        22,760
TENAGA NASIONAL                                 111,000     452,922                                        111,000       452,922
UNITED ENGINEERS BERHAD                                                  28,000    178,066                  28,000       178,066
     TOTAL MALAYSIA                                       2,277,328              1,111,558                             3,388,886

MEXICO                                  0.5%
CIFRA SA SER. B                                                          54,000     75,115                  54,000        75,115
GRUPO MEXICO S.A. SER. B                                                  5,500     27,015                   5,500        27,015
GRUPO TELEVISA S.A.                                                       2,700     55,013                   2,700        55,013
KIMBERLY-CLARK DE MEXICO                                                  4,300     49,271                   4,300        49,271
TELEFONOS DE MEXICO                                                       3,600    106,650                   3,600       106,650
VITRO SOCIEDAD ANONIMA                                                    3,200     27,600                   3,200        27,600
     TOTAL MEXICO                                                                  340,664                               340,664

NETHERLANDS                             2.4%
ABN-AMRO HOLDINGS NV INSURANCE                   18,650     719,761       1,660     64,168                  20,310       783,929
AKZO NOBEL                                                                  680     81,407                     680        81,407
ELSEVIER NV                                                               7,200     85,171                   7,200        85,171
FORTIS AMEV NV                                                            1,500     81,933                   1,500        81,933
INTERNATIONAL NEDERLANDE                          5,050     279,306                                          5,050       279,306
KONINKLIJKE AHOLD NV                                                      2,420     86,820                   2,420        86,820
PHILIPS ELECTRIC                                                          2,030     86,081                   2,030        86,081
POLYGRAM NV                                                               1,220     72,159                   1,220        72,159
ROYAL PTT NEDERLAND NV                                                    2,410     86,772                   2,410        86,772
VNU-VER NED UITGEV                                                          500     59,955                     500        59,955
     TOTAL NETHERLANDS                                      999,067                704,466                             1,703,533

NEW ZEALAND                             0.7%
CARTER HOLT HARVEY LTD.                          49,450     363,902                                         49,450       363,902
FLETCHER CHALLENGE MULIT-INDUSTRY               129,900     120,718                                        129,900       120,718
     TOTAL NEW ZEALAND                                      484,620                                                      484,620

NORWAY                                  1.7%
AHER AS                                          14,120     189,107                                         14,120       189,107
DEN NORSKE BANKE                                                         35,600     96,004                  35,600        96,004
HAFSLUND NYC AS B                                                         4,500    104,173                   4,500       104,173
KVAERNER                                                                  1,680     76,964                   1,680        76,964
NORSKE SKOGSINDUST MULTI-INDUSTRY                 8,400     294,545                                          8,400       294,545
ORKLA A/S                                         6,920     310,052                                          6,920       310,052
SAGA PETROLEUM                                                            7,500    106,610                   7,500       106,610
     TOTAL NORWAY                                           793,704                383,751                             1,177,455

PAKISTAN                                0.4%
DEWAN SALMAN FIBRE                                                       19,300     63,483                  19,300        63,483
DG KAHN CEMENT                                                           27,000     38,093                  27,000        38,093
FAUJI FERTILIZER                                                         23,000     45,243                  23,000        45,243
HUB POWER CO-GDR                                                          2,700     39,501                   2,700        39,501
PAKISTAN STATE OIL                                                        6,000     72,557                   6,000        72,557
     TOTAL PAKISTAN                                                                258,877                               258,877

SINGAPORE                               3.6%
AURIC PACIFIC GP                                 80,000     127,221                                         80,000       127,221
CEREBOS PACIFIC LTD                                                       6,000     35,206                   6,000        35,206
CHUAN HUP HOLDINGS                              264,000     215,587                                        264,000       215,587
CITY DEVELOPMENTS                                                        18,000    110,125                  18,000       110,125
DBS LAND                                                                 34,000    106,562                  34,000       106,562
DEVELOPMENT BANK OF SINGAPORE                     6,000      68,338                                          6,000        68,338
FRASER & NEAVE                                   19,000     219,126                                         19,000       219,126
PARKWAY HOLDINGS                                 43,000     104,112                                         43,000       104,112
PRIMA                                            30,000     111,748                                         30,000       111,748
SINGAPORE AIRLINES LTD                           24,000     221,777       7,000     64,615                  31,000       286,392
SINGAPORE LAND                                   53,000     347,385                                         53,000       347,385
STRAITS STEAMSHIP LAND                           45,000     156,017                                         45,000       156,017
TIMES PUBLISHING                                 52,000     128,883                                         52,000       128,883
UNITED O/S BANK-FOREIGN                                                  10,800    102,011                  10,800       102,011
UTD INDUSTRIAL CP                               312,000     301,719                                        312,000       301,719
WBL CORP. LTD.                                   49,000     110,215                                         49,000       110,215
     TOTAL SINGAPORE                                      2,112,128                418,519                             2,530,647

SOUTH AFRICA                            0.5%
AMALGAMATED BANKS OF SOUTH AFRICA                                         9,200     35,034                   9,200        35,034
BARLOW LIMITED                                                            6,200     63,926                   6,200        63,926
DE BEERS-CENTENARY LINKED                                                 3,000     79,186                   3,000        79,186
G.C. SMITH LIMITED                                                        9,800     55,238                   9,800        55,238
GENERAL MINING UNION                                                     19,600     67,363                  19,600        67,363
SOUTH AFRICAN BREWERIES LTD                                               2,100     60,338                   2,100        60,338
     TOTAL SOUTH AFRICA                                                            361,086                               361,086

SOUTH KOREA                             0.6%
KOREA FUND                                                               21,000    412,125                  21,000       412,125
     TOTAL SOUTH KOREA                                                             412,125                               412,125

SPAIN                                   2.6%
ARGENTARIA CORP BC                                                        1,700     62,919                   1,700        62,919
AUMAR (AUT DEL MAR)                                                       6,900     82,462                   6,900        82,462
BANCA POPULAR ESPANA                                                        800    119,097                     800       119,097
EMPRESA NAC DE ELEC                                                       1,921     95,009                   1,921        95,009
FUERZAS ELECTRIC CATAL                           32,900     191,418                                         32,900       191,418
IBERDROLA SA                                     38,400     289,428       8,600     64,868                  47,000       354,296
REPSOL SA                                                                 3,600    113,440                   3,600       113,440
SEVILLANA DE ELECTRICIDAD                        49,700     306,004                                         49,700       306,004
TELEFONICA DE ESPANA SA                          16,200     208,860                                         16,200       208,860
UNION ELECTRIC FENOSA                            49,900     234,241                                         49,900       234,241
URALITA SA                                                                6,200     74,866                   6,200        74,866
     TOTAL SPAIN                                          1,229,951                612,660                             1,842,611

SWEDEN                                  1.8%
MO OCH DOMSJO AB                                  2,550     147,142                                          2,550       147,142
SKAND ENSKILDA BANKING                           16,950      88,131                                         16,950        88,131
STORA KOPPARBERGS, SERIES A                       8,250     111,778                                          8,250       111,778
STORA KOPPARBERGS, SERIES B                      11,500     154,230                                         11,500       154,230
SVENSKA CELLULOSA AB-SCA                         16,350     303,611                                         16,350       303,611
SVENSKA HANDELSBK, SERIES A                       5,900      83,184                                          5,900        83,184
SVENSKA HANDELSBK, SERIES B                      10,200     152,228                                         10,200       152,228
SYDKRAFT AB, SERIES A                             8,750     137,208                                          8,750       137,208
SYDKRAFT AB, SERIES C                             5,900      79,938                                          5,900        79,938
     TOTAL SWEDEN                                         1,257,450                                                    1,257,450

SWITZERLAND                             2.1%
BALOISE HOLDINGS                                     95     216,471                                             95       216,471
RIETER HOLDINGS AG                                  375     112,305                                            375       112,305
SCHWEIZERISCHE BANKGESELLSCH                        110     113,915                                            110       113,915
SCHWEIZERISCHE BANKVEREIN                           690     244,375                                            690       244,375
WINTERHUR                                           200     120,139                                            200       120,139
ZURICH VERSICHERUN BR                               350     439,627                                            350       439,627
ZURICH VERSICHERUN REG                              180     226,094                                            180       226,094
     TOTAL SWITZERLAND                                    1,472,926                                                    1,472,926

THAILAND                                0.3%
BANGKOK BANK                                                              4,000     44,075                   4,000        44,075
IND FIN THAILAND                                                         17,000     44,764                  17,000        44,764
KRUNG THAI BANK PUB                                                      17,000     68,868                  17,000        68,868
THAI FARMERS BANK CO                                                      4,300     41,110                   4,300        41,110
     TOTAL THAILAND                                                                198,817                               198,817

VENEZUELA                               0.3%
CORIMON SA ADR                                                           11,400     74,100                  11,400        74,100
MAVESA-ADR                                                               31,095     85,511                  31,095        85,511
SIDER VENEZOLANA                                                         53,400     80,100                  53,400        80,100
     TOTAL VENEZUELA                                                               239,711                               239,711


     TOTAL COMMON STOCK                                  37,694,370             19,610,737                            57,305,107


PREFERRED STOCK                         3.6%
AUSTRALIA                               0.6%
NEWS CORPORATION LIMITED                         55,100     307,808                                         55,100       307,808
PUBLISHING & BROADCASTING                        44,900     132,434                                         44,900       132,434
     TOTAL AUSTRALIA                                        440,242                                                      440,242

AUSTRIA                                 0.4%
CREDITANSTALT BANK                                4,150     239,349                                          4,150       239,349
MBIA AG                                             200       8,759                                            200         8,759
     TOTAL AUSTRIA                                          248,108                                                      248,108

BELGIUM                                 0.1%
COCKERILL SAMBRE                                 12,432      79,232                                         12,432        79,232
     TOTAL BELGIUM                                           79,232                                                       79,232

BRAZIL                                  1.5%
ARACRUZ CELULOSE SA                                                      58,469    136,565                  58,469       136,565
BANCO ITAU SA                                                           450,000    136,882                 450,000       136,882
CENTRAIS ELECTRICAS                                                   1,166,000    310,342               1,166,000       310,342
CIA VALE DO RIO DOCE                                                  1,173,000    177,129               1,173,000       177,129
PARANAPANEMA SA                                                       8,629,000    158,894               8,629,000       158,894
USINAS SIDER MINAS GERAIS                                           111,000,000    125,410             111,000,000       125,410
     TOTAL BRAZIL                                                                1,045,222                             1,045,222

COLUMBIA                                0.3%
BANCO GANADERO "C"                                                        8,400    175,475                   8,400       175,475
     TOTAL COLUMBIA                                                       8,400    175,475                   8,400       175,475

GERMANY                                 0.7%
VOLKSWAGON AG                                     1,550     341,706                                          1,550       341,706
GEA AG                                              550     176,509                                            550       176,509
     TOTAL GERMANY                                          518,215                                                      518,215

ITALY                                   0.0%
ALITALIA LINEE AEREE ITALY                      103,456      34,528                                        103,456        34,528
     TOTAL ITALY                                             34,528                                                       34,528


     TOTAL PREFERRED STOCK                                1,320,325              1,220,697                             2,541,022




                                             Principal     Value        Principal   Value                  Principal      Value
CORPORATE BONDS                         0.1%
INDIA
ESSAR GUJARAT CONV NTS 5.5%   8/05/98                                    85,000     93,128                  85,000        93,130
     TOTAL CORPORATE BONDS                                                          93,128                                93,130


MUTUAL FUNDS                            5.9%
ARGENTINA FUND, INC.                             24,400     274,500                                         24,400       274,500
BRAZIL FUND, INC.                                10,670     268,084                                         10,670       268,084
CHILE FUND, INC.                                  5,272     283,370                                          5,272       283,370
FIRST PHILLIPPINE FUND, INC.                     16,050     268,838                                         16,050       268,838
INDIA GROWTH FUND,INC.                           14,343     263,553                                         14,343       263,553
INDONESIA FUND, INC.                             23,100     256,988                                         23,100       256,988
KOREA FUND, INC.                                 14,600     286,526                                         14,600       286,526
MALAYSIA FUND, INC.                              13,200     255,750                                         13,200       255,750
MEXICO FUND, INC.                                17,425     287,513                                         17,425       287,513
PAKISTAN INVT, INC.                              41,500     280,125                                         41,500       280,125
PORTUGAL FUND, INC.                              19,600     264,600                                         19,600       264,600
R.O.C. TAWAIN FUND, INC.                         25,900     284,900                                         25,900       284,900
JARDINE STRATEGIC                                13,000      41,860                                         13,000        41,860
HONG KONG LAND HOLDINGS                          76,000     138,320                                         76,000       138,320
MORGAN STANLEY AFRICAN INVESTMENT                10,700     123,050                                         10,700       123,050
THAI CAPITAL FUND, INC.                          15,100     262,362                                         15,100       262,362
TURKISH INVESTMENTS FUND, INC.                   42,000     267,750                                         42,000       267,750
     TOTAL MUTUAL FUNDS                                   4,108,089                                                    4,108,089


REPURCHASE AGREEMENT          0.5%
 STATE STREET BANK & TRUST                                  382,000                                                      382,000
 5.5% Dated 6/30/95, due 7/3/95

TOTAL INVESTMENTS (COST $63,968,144) +  92.4%            43,504,784              20,924,562                            64,429,346


OTHER ASSETS & LIABILITIES              7.6%                178,356               5,129,620                             5,307,976


TOTAL NET ASSETS                      100.0%            $43,683,140               26,054,182                          $69,737,322




+Also represents cost for federal tax purposes.

(See Notes which are an integral part of the Pro Forma Financial Statements)



                                                                   Evergreen     FFB Diversified                    Pro Forma
                                                                  Int'l Equity    Int'l Growth     Adjustments       Combined
ASSETS
Investments, at value (Cost $63,968,144)                         $  43,504,784  $   20,924,562                      $64,429,346
Cash and foreign currencies                                             55,843       8,072,202           46,712(1)    8,174,757
Receivable for foreign currency sold                                     1,678               0                            1,678
Dividend and interest receivable                                       204,279          45,761                          250,040
Receivable for Fund shares sold                                         17,663               0                           17,663
Receivable for investment securities sold                                    0       1,019,426                        1,019,426
Unamortized organization costs                                               0          46,712          (46,712)(1)           0
Prepaid and other assets                                                77,587             369                           77,956
                          TOTAL ASSETS                              43,861,834      30,109,032                0      73,970,866

LIABILITIES:
Payable for investment securities purchased                            124,466       3,775,014                        3,899,480
Due to broker for forward currency contracts                                 0         162,871                          162,871
Payable for foreign currency purchased                                   1,678               0                            1,678
Investment advisory fee payable                                              0          20,128                           20,128
Accrued expenses and other payables                                     52,550          96,837                          149,387
                        TOTAL LIABILITIES                              178,694       4,054,860                0       4,233,554

                           NET ASSETS                            $  43,683,140  $   26,054,182                0  $   69,737,322

NET ASSETS CONSIST OF:
Paid in capital                                                   $ 43,383,420      25,515,065                       68,898,485
Undistributed net income                                               395,498          10,872                          406,370
Accumulated net realized gain/loss on investments                      (96,930)        244,937                          148,007
Net unrealized appreciation of investments and foreign currencies        1,152         283,308                          284,460
                           NET ASSETS                            $  43,683,140  $   26,054,182                0  $   69,737,322


Net asset value and offering price per share:
Class A                                                          $        9.79  $            -                   $         9.79

Maximum offering price (4.75% sales charge)                      $       10.28  $            -                   $        10.28

Class B                                                          $        9.76  $            -                   $         9.76

Class C                                                          $        9.76  $            -                   $         9.76

Class Y                                                          $        9.80  $       $10.50                   $         9.80

Net Assets:
Class A                                                              3,009,345               -                        3,009,345

Class B                                                              6,651,792               -                        6,651,792

Class C                                                                243,837               -                          243,837

Class Y                                                             33,778,166      26,054,182                       59,832,348

Shares outstanding:
Class A                                                                307,510               -                          307,510

Class B                                                                681,753               -                          681,753

Class C                                                                 24,980               -                           24,980

Class Y                                                              3,447,917       2,482,174          176,412(2)    6,106,503

(See Notes which are an integral part of the Pro Forma Financial Statements)

(1) Reflects the elimination of deferred organizational costs.
(2) Reflects additional shares issued as a result of the merger



                                                   Evergreen   FFB Diversified                  Pro Forma
                                                  Int'l Equity   Int'l Growth   Adjustments       Combined
   INVESTMENT INCOME
   Dividend income (Net of $35,738 withholding tax    $746,003      $105,501                        $851,504
   Interest income                                      44,316        12,014                          56,330
                                                       790,319       117,515                         907,834

   OPERATING EXPENSES:
   Investment advisory fee                             215,397        73,472         (28,632)(1)     260,237
   Trustees' fees                                            0         2,046          (1,546)(2)         500
   Administrative personnel and service fees            32,123         8,817         (24,505)(1)      16,435
   Custodian and portfolio accounting fees             108,269        17,827         (11,096)(3)     115,000
   Shareholder servicing fees                           10,938         1,961         (12,899)(4)           0
   Transfer and dividend disbursing agent fees          21,051         4,239          (4,221)(2)      21,069
   Distribution fee-class A                             37,524             0               0          37,524
   Distribution fee-class B                                                0               0               0
   Distribution fee-class C                                                0               0               0
   Fund share registration costs                        15,359         5,449                          20,808
   Professional fees                                    13,473        13,518         (10,150)(2)      16,841
   Printing & Postage                                    8,063             0             161 (6)       8,224
   Insurance premiums                                    3,049            86             (86)(5)       3,049
   Miscellaneous                                        25,855         7,415            (952)(5)      32,318
        TOTAL OPERATING EXPENSES                       491,101       134,830         (93,926)        532,005

   Less fee waivers and expense reimbursements        (187,403)      (28,186)        164,866         (50,723)

        NET EXPENSES                                   303,698       106,644          70,940         481,282

   NET INVESTMENT INCOME                               486,621        10,871         (70,940)        426,552

   NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
   Net realized (loss) gain on investments            (124,699)      244,937                         120,238
   Net increase in unrealized (depreciation)
      appreciation of investments                   (1,096,619)      283,318                        (813,301)
   Net (loss) gain on investments                   (1,221,318)      528,255               0        (693,063)
   Net (decrease) increase in net assets
      resulting from operations                      ($734,697)     $539,126        ($70,940)      ($266,511)

   (See Notes which are an integral part of the Pro Forma Financial Statements)

(1)Reflects a decrease in investment advisory fee and a decrease in administrative personnel and service fees based on the surviving Fund's fee schedul

(2)Reflects elimination of duplicate service fees.

(3)Based on surviving Fund's contract in effect for custodian and portfolio accounting services

(4)Reflects the elimination of a shareholder service fee that is not applicable under the surviving Fund's fee structure

(5)Adjustment reflects the expected cost savings when the Funds combine.

(6)Reflects anticipated expenses of the combined fund.



Evergreen International Equity Fund
Notes to Pro Forma Combining Financial Statements (Unaudited)
June 30, 1995




1. Basis of Combination - The Pro forma Statement of Assets and Liabilities, including the Pro Forma Portfolio of Investments, and the related Pro Forma Statement of Operations ("Pro forma Statements") reflects the accounts of the Evergreen International Equity Fund ("Evergreen") and FFB Diversified International Growth Fund ("FFB") at June 30, 1995 and for the period from September 2, 1994 (Commencement of operations) through June 30, 1995.


     The Pro forma Statements give effect to the proposed transfer of all assets and liabilities of FFB in exchange for shares of Evergreen. The Pro forma Statements do not reflect the expense of each Fund in carrying out its obligations under the Agreement and Plan of Reorganization. The actual fiscal year end of the combined Fund will be October 31, the fiscal year end of Evergreen.


     The Reorganization will be accomplished through the acquisition of substantially all of the assets of FFB by Evergreen, and the assumption by Evergreen of certain identified liabilities of FFB. Thereafter there will be a distribution of such shares of Evergreen to shareholders of FFB in liquidation of and subsequent termination of FFB. The information contained herein is based on the experience of each fund for the period ended June 30, 1995 and is designed to permit shareholders of FFB to evaluate the financial effect of the proposed Reorganization. The expenses of Evergreen and FFB in connection with the Reorganization (including the cost of any proxy soliciting agents), will be borne by First Union Bank of North Carolina.


     The Pro forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2. Shares of Beneficial Interest - The pro forma net asset value per share assumes the issuance of additional shares of Evergreen Class Y shares and which would have been issued at June 30, 1995 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the June 30, 1995 net assets of FFB totaling $26,054,182 and the net asset value per share of Evergreen of $9.80.


     The pro forma shares outstanding of 307,510 Class A, 681,753
     Class B, 24,980 Class C, and 6,106,503 Class Y consist of 2,658,586 additional shares of Class Y to be issued in the proposed reorganization, as calculated above in addition to shares of Evergreen outstanding as of June 30, 1995.


3. Pro Forma Operations - The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro forma operating expenses include the actual expenses of the Funds and the combined Fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory fee, administrative personnel and service fees and distribution service fees have been charged to the combined Fund based on the fee schedule in effect for Evergreen at the combined level of average net assets for the period ended June 30, 1995. Additionally, the Adviser may, at its discretion, waive its fee or reimburse the Fund for certain of its expenses in order to reduce the Fund's expense ratio. An adjustment has been made to the combined Fund's expenses to increase the waiver of investment advisory fee based on the voluntary advisory fee waiver in effect for Evergreen for the period ended June 30, 1995. The Adviser may, at its discretion, revise or cease this voluntary fee waiver at any time.